Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating expenses
Research and development	$ 311,084	$ 174,935
Sales and marketing	20,772	17,118
General and administrative	116,437	97,905
Loss on disposal of property and equipment	2,695	64,191
Total operating expenses	450,988	354,149
Loss from operations	(450,988)	(354,149)
Change in fair value measurements	(69,671)	(22,700)
Interest expense	(7,236)	(30,181)
Related party interest expense	(3,879)	(16,663)
Other expense, net	(12,544)	(5,668)
Loss on settlement of related party notes payable, notes payable, and vendor payables in trust, net	(7,690)	(86,904)
Loss before income taxes	(552,008)	(516,265)
Income tax provision	(61)	(240)
Net loss	$ (552,069)	$ (516,505)
Per share information (Note 17):
Net loss per Common Stock - Class A and Class B - basic and diluted (in Dollars per share)	$ (1.5)	$ (2.21)
Weighted average Common Stock outstanding - Class A and Class B - basic and diluted (in Shares)	367,254,444	233,390,675
Total comprehensive loss
Net loss	$ (552,069)	$ (516,505)
Change in foreign currency translation adjustment	10,450	(971)
Total comprehensive loss	$ (541,619)	$ (517,476)